Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 768	$ 221
Accounts receivable, net of allowances of $188 in 2012 and $206 in 2011	8,678	6,363
Accounts receivable, subcontractor	5,093	4,132
Inventory	10,817	9,109
Prepaid expenses & other assets	855	510
Total current assets	26,211	20,335
Property, Plant & Equipment (at cost):
Leasehold improvements	558	533
Machinery, equipment & software	8,924	8,797
less: Accumulated depreciation & amortization	(9,225)	(9,073)
Property, plant & equipment, net	257	257
Other Assets:
Deferred tax asset, net	469	471
Other long term asset	49	0
Goodwill	1,329	1,329
Total other assets	1,847	1,800
Total Assets	28,315	22,392
Current Liabilities:
Accounts payable	4,167	785
Accounts payable, subcontractor	3,581	3,687
Accrued expenses	1,040	1,300
Total current liabilities	8,788	5,772
Long-Term Liabilities:
Note payable	3,701	1,059
Total long-term liabilities	3,701	1,059
Total Liabilities	12,489	6,831
Shareholders' Equity:
$1 par value; 25,000,000 shares authorized; 11,666,898 shares issued and outstanding at December 31, 2012 11,594,501 shares issued and outstanding at December 31, 2011	11,667	11,595
Capital in excess of par value	5,131	5,050
Accumulated deficit	(725)	(889)
Unearned compensation	(247)	(195)
Total Shareholders' Equity	15,826	15,561
Total Liabilities & Shareholders’ Equity	$ 28,315	$ 22,392